QUARTERLY INFORMATION (unaudited) - Narrative (Details) $ in Millions	3 Months Ended				12 Months Ended
	Nov. 30, 2019 USD ($)	Sep. 07, 2019 USD ($) Transaction	Sep. 07, 2019 USD ($)	Sep. 07, 2019 USD ($) Leaseback	Feb. 29, 2020 USD ($)	Feb. 23, 2019 USD ($) Transaction	Feb. 24, 2018 USD ($)
Quarterly Financial Information Disclosure [Abstract]
Gross deferred gain on sale leaseback		$ 463.6	$ 463.6	$ 463.6
Number of sale leaseback transactions		3		3		3
Provisional tax benefit as a result of the Tax Act	$ 60.3
Net (gain) loss on property dispositions, asset impairment and lease exit costs			$ 135.8		$ 484.8	$ 165.0	$ (66.7)